Provision for Loan Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	$ 128,927,600	$ 64,294,690
Provisions	25,198,186	47,636,098
Reversals	(254)	47,636,098
Foreign currency translation adjustment	(95,193)	(2,909,509)
Provision for loan losses ending balance	154,030,593	103,691,813
Ending balance: individually evaluated for impairment	154,018,215	103,680,178	$ 128,904,336
Ending balance: collectively evaluated for impairment	12,378	11,635	$ 23,264
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	35,355,922	22,365,076
Provisions	7,029,408	(5,329,466)
Reversals	(254)	18,693,941
Foreign currency translation adjustment	(27,513)	(1,090,531)
Provision for loan losses ending balance	42,357,563	34,639,020
Ending balance: individually evaluated for impairment	42,345,185	34,639,020
Ending balance: collectively evaluated for impairment	12,378
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses beginning balance	93,571,678	41,929,614
Provisions	18,169,032
Reversals		28,942,157
Foreign currency translation adjustment	(67,680)	(1,818,978)
Provision for loan losses ending balance	111,673,030	69,052,793
Ending balance: individually evaluated for impairment	111,673,030	69,041,158
Ending balance: collectively evaluated for impairment		$ 11,635